Note 21 - Assets From Disposable Groups (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets Line Item
Cash Cash Balances With Central Banks And Other Demand Deposits USA Statement	€ 11,368,000,000	€ 5,678,000,000	€ 2,326,000,000
Financial Assets Held For Trading From Disposable Groups USA Statement	821,000,000	513,000,000	228,000,000
Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss USA Statement	13,000,000	18,000,000	18,000,000
Financial Assets At Fair Value With Changes In Other Comprehensive Income USA Statement	4,974,000,000	6,834,000,000	10,030,000,000
Financial Assets At Amortized Cost USA Statement	61,558,000,000	62,860,000,000	59,302,000,000
Derivatives Hedge Accounting USA Statement	9,000,000	10,000,000	23,000,000
Tangible Assets USA Statement	799,000,000	900,000,000	665,000,000
Intangible Assets From Disposable Groups	1,949,000,000	4,183,000,000	5,438,000,000
Tax Assets USA Statement	360,000,000	263,000,000	446,000,000
Other Assets USA Statement	1,390,000,000	1,463,000,000	1,401,000,000
Non Current Assets And Disposable Groups Of Items Classified As Held For Sale USA Statement	16,000,000	31,000,000	30,000,000
Total Assets USA Statement	€ 83,257,000,000	€ 82,751,000,000	€ 79,908,000,000